Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,017,770.45
Previously Paid Amount	782.75
Total Fee Amount	969.16
Total Offset Amount
Net Fee	$ 186.41